Dividends - Summary of Quarterly Dividend Calendar (Detail)	6 Months Ended
Jun. 30, 2020
Quarterly Dividend For Q2 2020 [member]
Disclosure of Dividends [Line Items]
Announcement Date	Jul. 23, 2020
Ex-Dividend Date	Aug. 06, 2020
Record Date	Aug. 07, 2020
Payment Date	Sep. 09, 2020
Quarterly Dividend For Q3 2020 [member]
Disclosure of Dividends [Line Items]
Announcement Date	Oct. 22, 2020
Ex-Dividend Date	Nov. 05, 2020
Record Date	Nov. 06, 2020
Payment Date	Dec. 02, 2020